Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 5,747,405	$ 2,133,335	$ 11,307,547	$ 3,915,428	$ 11,966,286	$ 2,422,538
OPERATING EXPENSES
Selling, general and administrative expenses	6,120,753	1,708,103	10,041,469	3,551,830	11,561,962	3,189,499
Business and related taxes	13,806	15,108	40,546	27,871	78,038	50,618
Depreciation	31,185	14,200	65,547	25,637	128,400	11,724
Total operating expenses	6,165,744	1,737,411	10,147,561	3,605,337	11,768,400	3,251,841
INCOME (LOSS) FROM OPERATIONS	(418,339)	395,924	1,159,986	310,091	197,886	(829,303)
OTHER INCOME (EXPENSES)
Interest Income	26,841	100	59,525	(875)	15,701	1,853
Interest expense and bank charges			(4,826)	899	(3,165)	(903)
Other	(23,212)	(41)	(42,206)	(49,090)	(55,355)	(9,113)
Total other expenses, net	3,629	59	12,493	(49,067)	(42,819)	(8,163)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(414,710)	395,983	1,172,479	261,024	155,067	(837,466)
INCOME TAX PROVISION (BENEFIT)
Current			121,489
Deferred
Total income tax provision			121,489
NET INCOME (LOSS)	(414,710)	395,983	1,050,990	261,024	155,067	(837,466)
OTHER COMPREHENSIVE LOSS
Foreign translation loss/gain			(21,168)	(29,833)	(29,833)	(26,208)
COMPREHENSIVE INCOME (LOSS)	$ (414,710)	$ 395,983	$ 1,029,822	$ 231,191	$ 125,234	$ (863,674)